Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0001543188
Registrant Name	AB Multi-Manager Alternative Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES